CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (93,419)	$ (179,181)	$ (89,242)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt provisions	11,912	37,255	12,697
Depreciation and amortization	1,560	12,048	12,971
Impairment of fixed assets, prepaid equipment cost and intangible assets	564	67,342	826
Share-based compensation	45	343	773
Loss and impairment on long-term investments	52,337	2,603	33
Loss on disposal of property and equipment	0	417	22
Impairment loss on inventory	657	0	0
Gain on fair value change of earn-out provision	(1,653)	0	0
Other income on concession payable waived	(12,318)	0	0
Write off of long-term deposit not refundable	359	0	0
Deferred tax valuation allowance	0	0	4,328
Changes in assets and liabilities
Accounts receivable	1,361	(1,874)	(3,250)
Prepaid concession fees	5,056	1,656	(3,043)
Other current assets	4,541	(821)	(5,369)
Long-term deposits	4,171	789	(1,962)
Other non-current assets	1,210	1,304	(781)
Amount due from related parties	934	(1,310)	1,813
Accounts payable	7,751	4,491	6,730
Accrued expenses and other current liabilities	(3,693)	(920)	2,030
Deferred revenue	757	(525)	517
Amount due to related parties	0	0	(15,023)
Income tax payable	(1,515)	(1,712)	(27,377)
Other noncurrent liabilities	(391)	(475)	(303)
Net cash used in operating activities	(19,774)	(58,570)	(103,610)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,616)	(7,170)	(21,558)
Consideration receivable	0	0	195,915
Net amount received upon settlement of short-term investment	0	0	3,617
Acquisition of equity interests from non-controlling shareholders	(302)	(1,414)	(32,838)
Proceeds from disposal of equity investment	22,640	1,502	3,014
Loan to third parties	0	(29,825)	(17,249)
Collection of loan to third parties	1,374	7,190	156
Purchase of long-term investment	0	(17,449)	(475)
Net cash provided by (used in) investing activities	20,096	(47,166)	130,582
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term loan	6,339	0	0
Cash received from long-term loan	2,868	0	0
Capital contribution from non-controlling interest	0	874	9,796
Capital withdraw by non-controlling shareholder	(10,902)	0	0
Proceeds from options exercised	0	0	1,334
Net cash provided by financing activities	(1,695)	874	11,130
Effect of exchange rate changes	(1,560)	5,787	(7,515)
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,933)	(99,075)	30,587
Cash, cash equivalents and restricted cash, at beginning of year	18,472	117,547	86,960
Cash, cash equivalents and restricted cash, at end of year	15,539	18,472	117,547
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	1,665	1,601	27,712
Interests paid	2,443	0	0
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered and subsidiary's equity transferred	0	169	541
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable for purchase of property and equipment	103	3,569	0
Payable of acquisition of non-controlling interests	524	0	1,882
Receivable of capital contribution from non-controlling interest	0	989	1,399
Payable of capital withdraw from non-controlling interest	$ 758	$ 0	$ 0